RELATED PARTY TRANSACTIONS - Trade Payables (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Transactions with related parties
Trade payables (Note 17)	Rp 1,775	Rp 1,872
Total trade payables	Rp 1,775	Rp 1,872
% of total liabilities	1.41%	1.42%
Ministry of Finance
Transactions with related parties
Trade payables (Note 17)	Rp 0	Rp 8
% of total liabilities	0.00%	0.01%
Entities under common control
Transactions with related parties
Trade payables (Note 17)	Rp 1,719	Rp 1,859
% of total liabilities	1.37%	1.41%
MoCI
Transactions with related parties
Trade payables (Note 17)	Rp 1,342	Rp 1,329
% of total liabilities	1.07%	1.01%
Indosat
Transactions with related parties
Trade payables (Note 17)	Rp 140	Rp 144
% of total liabilities	0.11%	0.11%
Others, (each below Rp100 billion)
Transactions with related parties
Trade payables (Note 17)	Rp 237	Rp 386
% of total liabilities	0.19%	0.29%
Others related entities
Transactions with related parties
Trade payables (Note 17)	Rp 13	Rp 5
% of total liabilities	0.01%	0.00%
Associates
Transactions with related parties
Trade payables (Note 17)	Rp 43
% of total liabilities	0.03%